CUSTOMER DEPOSITS - Concentration of deposits received (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of customer deposits [line items]
Customer deposits	$ 181,987,396	$ 173,341,149
Concentrations of deposits, percentage	100.00%	100.00%
Financial [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 33,873,473	$ 29,871,901
Concentrations of deposits, percentage	18.60%	17.20%
Individuals [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 32,755,163	$ 36,618,776
Concentrations of deposits, percentage	18.00%	21.10%
Government and Colombian Government entities [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 20,927,670	$ 19,655,737
Concentrations of deposits, percentage	11.50%	11.30%
Services [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 17,303,980	$ 16,143,899
Concentrations of deposits, percentage	9.50%	9.30%
Insurance [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 10,619,085	$ 10,206,023
Concentrations of deposits, percentage	5.80%	5.90%
Commerce [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 10,390,440	$ 10,030,824
Concentrations of deposits, percentage	5.70%	5.80%
Real estates [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 9,252,682	$ 3,109,595
Concentrations of deposits, percentage	5.10%	1.80%
Manufacturing [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 3,753,556	$ 3,689,037
Concentrations of deposits, percentage	2.10%	2.10%
Agriculture and livestock [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 2,210,914	$ 2,314,989
Concentrations of deposits, percentage	1.20%	1.30%
Education [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 1,794,592	$ 1,438,654
Concentrations of deposits, percentage	1.00%	0.80%
Transport [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 1,523,858	$ 1,849,662
Concentrations of deposits, percentage	0.80%	1.10%
Exploitation of mines and quarries [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 1,071,957	$ 1,700,628
Concentrations of deposits, percentage	0.60%	1.00%
Colombian municipalities [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 635,410	$ 433,063
Concentrations of deposits, percentage	0.30%	0.20%
Artistic, entertainment and recreation activities [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 316,956	$ 1,035,984
Concentrations of deposits, percentage	0.20%	0.60%
Foreign governments [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 269,659	$ 425,450
Concentrations of deposits, percentage	0.10%	0.20%
Telecommunications [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 234,786	$ 895,281
Concentrations of deposits, percentage	0.10%	0.50%
Tourism [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 86,661	$ 25
Concentrations of deposits, percentage	0.10%	0.10%
Other [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 34,966,554	$ 33,921,621
Concentrations of deposits, percentage	19.30%	19.70%